Prepaid Expenses and Other Current Assets, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Valuation Allowance [Abstract]
Balance at beginning of the year	$ (166)	$ (165)
Provision	(502)	(1)
Ending balance	$ (668)	$ (166)